Derivative Financial Instruments and Hedging (Tables)	9 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2019 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥(4,610)	¥584	¥0
Foreign exchange contracts	(369)	255	0
Foreign currency swap agreements	(461)	260	108
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(5,794)	¥0	¥5,431	¥0
Foreign exchange contracts	1,172	153	(910)	(128)
(3) Hedges of net investment in foreign operations
	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥4,380	¥1,594	¥3,448	¥21
Borrowings and bonds in foreign currencies	8,342	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥5	¥120
Futures	(3,292)	0	2,367
Foreign exchange contracts	177	3,635	1,494
Credit derivatives held	0	0	(6)
Options held/written and other	(180)	0	1,202

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2019 (see Note 18 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥851	¥833	¥0
Foreign exchange contracts	(141)	415	(222)
Foreign currency swap agreements	(4,545)	400	4,283
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥3,506	¥0	¥(3,264)	¥0
Foreign exchange contracts	6,440	435	(7,114)	(398)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(13,097)	¥265	¥2,665	¥21
Borrowings and bonds in foreign currencies	23,292	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥5	¥(1)
Futures	(7,875)	0	6,202
Foreign exchange contracts	56	1,923	640
Options held/written and other	(598)	0	(1)

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2020 (see Note 18 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2019 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥2,481	¥218	¥0
Foreign exchange contracts	(255)	107	0
Foreign currency swap agreements	235	(25)	100
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥3,346	¥0	¥(3,299)	¥0
Foreign exchange contracts	(934)	127	1,370	(98)

(3) Hedges of net investment in foreign operations
	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(12,324)	¥1,594	¥1,194	¥7
Borrowings and bonds in foreign currencies	(10,477)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥2	¥(12)
Futures	(2,284)	0	1,760
Foreign exchange contracts	(337)	1,119	6,017
Credit derivatives held	0	0	10
Options held/written and other	(85)	0	1,328

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2019 (see Note 18 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2020 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense
Interest rate swap agreements	¥1,493	¥287	¥0
Foreign exchange contracts	(62)	160	(116)
Foreign currency swap agreements	(2,367)	117	3,202
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥2,398	¥0	¥(2,354)	¥0
Foreign exchange contracts	2,948	215	(3,046)	(190)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(5,088)	¥419	¥629
Borrowings and bonds in foreign currencies	10,477	0	0
(4) Derivatives not designated as hedging instruments
	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥2	¥(5)
Futures	(2,415)	0	2,403
Foreign exchange contracts	(40)	411	(752)
Options held/written and other	(9)	0	317

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2020 (see Note 18 “Life Insurance Operations”).

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2019 is as follows.
Fair value hedges

Millions of yen
Gains (losses) recognized in income
Life insurance premiums and related investment income
Foreign exchange contracts	¥(1,324)
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2019 is as follows.
Fair value hedges

Millions of yen
Gains (losses) reclassified from other comprehensive income (loss) into income
Life insurance premiums and related investment income
Foreign exchange contracts	¥(904)
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at March 31, 2020 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities*	¥320,344	¥24,397	—	¥0	¥0

*	Accumulated fair value hedge adjustments of ¥(1,599) million are included for hedged items for which hedge accounting has been discontinued.
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2020 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(1,080)	¥5	¥0
Options held/written and other	0	0	24

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2020 is as follows.

Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(158)	¥0	¥0
Options held/written and other	0	0	8
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at December 31, 2020 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥332,701	¥22,974	—	¥0	¥0

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2020 and December 31, 2020 are as follows.
March 31, 2020

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥494,893	¥0	—	¥43,889	Other Liabilities

Options held/written and other	742	28	Other Assets	0	—

Futures, foreign exchange contracts	623,172	7,555	Other Assets	4,365	Other Liabilities

Foreign currency swap agreements	68,840	5,079	Other Assets	137	Other Liabilities

Foreign currency long-term debt	612,536	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥7,644	¥0	—	¥113	Other Liabilities

Options held/written and other *	670,044	21,318	Other Assets	20,004	Other Liabilities

Futures, foreign exchange contracts *	372,948	5,710	Other Assets	5,141	Other Liabilities

*
The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥16,754 million, futures contracts of ¥35,875 million and foreign exchange contracts of ¥16,656 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2020, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥598 million, ¥165 million and ¥111 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,564 million and ¥178 million at March 31, 2020, respectively.

December 31, 2020

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥560,309	¥97	Other Assets	¥36,895	Other Liabilities

Options held/written and other	705	0	Other Assets	0	—

Futures, foreign exchange contracts	605,879	2,458	Other Assets	7,016	Other Liabilities

Foreign currency swap agreements	75,182	417	Other Assets	2,637	Other Liabilities

Foreign currency long-term debt	530,009	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥6,245	¥0	—	¥86	Other Liabilities

Options held/written and other *	688,202	16,725	Other Assets	16,956	Other Liabilities

Futures, foreign exchange contracts *	299,483	2,604	Other Assets	2,659	Other Liabilities

*
The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥3,560 million, futures contracts of ¥21,950 million and foreign exchange contracts of ¥8,621 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2020, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥0 million, ¥6 million and ¥35 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥489 million and ¥81 million at December 31, 2020, respectively.